Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment and intangible assets	$ 7,168,733	$ 6,457,104
Right-of-use assets	248,839	263,424
Deferred tax assets	57,629	55,428
Other non-current assets	180,895	128,190
Total non-current assets	7,656,096	6,904,146
Current assets
Cash and cash equivalents	2,605,013	2,489,672
Accounts and other receivables	171,264	239,018
Inventories	92,074	91,473
Prepaid expenses and other current assets	593,120	396,376
Total current assets	3,461,471	3,216,539
Total assets	11,117,567	10,120,685
Shareholders' equity
Total shareholders' equity	278,320	(218,977)
Non-current liabilities
Long-term portion of bank loans and financial liabilities	2,142,955	1,823,657
Secured Notes	1,018,462	1,017,501
Long-term portion of Unsecured Notes	2,027,023	2,025,001
Long-term portion of lease liabilities	191,916	207,594
Other non-current liabilities	51,823	45,344
Total non-current liabilities	5,432,179	5,119,097
Current liabilities
Accounts payables	287,101	236,382
Short-term portion of bank loans and financial liabilities	249,846	220,116
Short-term portion of Unsecured Notes	0	249,650
Short-term portion of lease liabilities	28,606	28,944
Deferred revenue	4,391,420	4,061,344
Accrued expenses and other current liabilities	450,095	424,129
Total current liabilities	5,407,068	5,220,565
Total shareholders' equity and liabilities	$ 11,117,567	$ 10,120,685